Loans and Allowance for Credit Losses (Roll-forward of Accrual TDRs and Other Impaired Loans) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016		Mar. 31, 2015		Mar. 31, 2014
Accrual TDRs:
Balance at beginning of fiscal year		¥ 867,090	[1]	¥ 832,267	[1]	¥ 945,623
Additions (new accrual TDR status)	[1]	175,178		364,445		231,063
Transfers to other impaired loans (including nonaccrual TDRs)		(164,016)		(28,001)		(48,295)
Loans sold		(9)		(223)		(7,698)
Principal payments and other		(264,399)		(301,398)		(288,426)
Balance at end of fiscal year	[1]	613,844		867,090		832,267
Other impaired loans (including nonaccrual TDRs):
Balance at beginning of fiscal year		819,716	[1]	1,028,760	[1]	1,255,143
Additions (new other impaired loans (including nonaccrual TDRs) status)	[1],[2]	617,481		281,456		313,086
Charge-off		(65,198)		(79,684)		(123,037)
Transfers to accrual TDRs		(32,190)		(48,176)		(63,828)
Loans sold		(12,224)		(14,448)		(39,879)
Principal payments and other		(216,279)		(348,192)		(312,725)
Balance at end of fiscal year	[1]	1,111,306		819,716		1,028,760
Card [Member]
Accrual TDRs:
Balance at beginning of fiscal year		44,661
Balance at end of fiscal year		37,896		44,661
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs		10,954		12,756		11,054
MUAH [Member]
Accrual TDRs:
Balance at beginning of fiscal year		34,106
Balance at end of fiscal year		49,601		34,106
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs		19,725		13,278		16,228
Krungsri [Member]
Accrual TDRs:
Balance at beginning of fiscal year		8,455
Balance at end of fiscal year		8,494		8,455
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs		7,989		4,009
Lease receivables reported as accrual TDRs but excluded from "Additions" as impaired loans		3,124		4,437
Lease receivables reported as nonaccrual TDRs but excluded from "Additions" as impaired loans		240		924
Lease receivables excluded from accrual TDRs as impaired loans		4,172		4,333
Lease receivables excluded from other impaired loans		¥ 567		¥ 1,629

[1]	For the fiscal year ended March 31, 2015, lease receivables of ¥4,437 million and ¥924 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,333 million and ¥1,629 million, are also excluded from the balance of accrual TDRs and other Impaired loans, respectively, as of March 31, 2015. For the fiscal year ended March 31, 2016, lease receivables of ¥3,124 million and ¥240 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,172 million and ¥567 million, are also excluded from the balance of accrual TDRs and other Impaired loans, respectively, as of March 31, 2016.
[2]	Included in additions of other impaired loans for the fiscal years ended March 31, 2014, 2015 and 2016 are nonaccrual TDRs as follows: ¥11,054 million, ¥12,756 million and ¥10,954 million-Card; ¥16,228 million, ¥13,278 million and ¥19,725 million-MUAH; and nil, ¥4,009 million and ¥7,989 million-Krungsri, respectively.